Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Financial Information for Geographical Segments

For the year ended December 31, 2021

	Bulgaria	North America	Turkey	Total
Revenue
Oil and natural gas sales	$–	$–	$3,700,727	$3,700,727
			3,700,727	3,700,727
Cost and expenses
Production	–	–	2,617,118	2,617,118
Depletion	–	–	233,798	233,798
Depreciation	–	–	31,768	31,768
Accretion of asset retirement obligation	–	–	416,354	416,354
Investor relations	–	914,770	–	914,770
Stock-based compensation	–	336,366	–	336,366
General and administrative	14,468	1,253,770	979,926	2,248,164
Total (recovery) expenses	$14,468	$2,504,906	$4,278,964	$6,798,338

Income (loss) before other income (expenses)	$(14,468)	$(2,504,906)	$(578,237)	$(3,097,611)
Other income (expenses)
Interest income	–	17,733	28,484	46,217
Interest expense	–	(126,027)	–	(126,027)
Finance cost	–	(176,386)	–	(176,386)
Other income (expense)	2,600	–	–	2,600
Foreign exchange gain (loss)	188	37,757	(12,277)	25,668
Loss on debt settlement	–	(238,724)	–	(238,724)
Gain on disposal of equipment	–	–	40,074	40,074
Change in fair value of derivative liability	–	1,473,638	–	1,473,638
Total other income (expense)	$2,788	$987,991	$56,281	$1,047,060

Net income (loss)	$(11,680)	$(1,516,915)	$(521,956)	$(2,050,551)

Long-lived assets	$3,116,146	$-	$2,209,368	$5,325,515

For the year ended December 31, 2020

	Bulgaria	North America	Turkey	Total
Revenue
Oil and natural gas sales	$–	$–	$2,584,266	$2,584,266
			2,584,266	2,584,266
Cost and expenses
Production	–	–	2,378,626	2,378,626
Depletion	–	–	239,002	239,002
Depreciation	–	–	37,633	37,633
Accretion of asset retirement obligation	–	–	377,197	377,197
Investor relations	–	458,302	–	458,302
Stock-based compensation	–	410,555	–	410,555
General and administrative	6,791	910,108	977,182	1,894,081
Total (recovery) expenses	$6,791	$1,778,965	$4,009,640	$5,795,396

Income (loss) before other income (expenses)	$(6,791)	$(1,778,965)	$(1,425,374)	$(3,211,130)
Other income (expenses)
Interest income	–	–	13,026	13,026
Interest expense	(172)	(70,075)	(14,853)	(85,100)
Accretion of convertible debt discount	–	(34,586)	–	(34,586)
Other income (expense)	2,513	–	–	2,513
Foreign exchange gain (loss)	(3,576)	(1,644)	63,416	58,196
Loss on debt settlement	–	(22,406)	–	(22,406)
Change in fair value of derivative liability	–	(199,789)	–	(199,789)
Provision for loan receivable	(54,008)	–	–	(54,008)
Total other income (expense)	$(55,243)	$(328,500)	$61,589	$(322,154)

Net income (loss)	$(62,034)	$(2,107,465)	$(1,363,785)	$(3,533,284)

Long-lived assets	$3,122,443	$–	$2,364,493	$5,486,936